Property, Equipment and Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Property Equipment And Intangible Assets [Abstract]
Summary of Components of Property, Equipment and Intangible assets

	Buildings and construction	Furniture and equipment	Intangible assets	Construc- tion in progress	Total

At initial/revalued cost
31 December 2021	42,266	65,267	27,152	26	134,711
Additions	23,084	36,117	5,446	55	64,702
Disposals	(836)	(2,387)	(1,079)	-	(4,302)
Transfers	3	(3)	-	-	-
31 December 2022	64,517	98,994	31,519	81	195,111

Additions	18,019	24,258	4,744	2,028	49,049
Acquisitions of subsidiaries	12	5,229	20,255	-	25,496
Disposals	(59)	(2,208)	(3,530)	(135)	(5,932)

31 December 2023	82,489	126,273	52,988	1,974	263,724

Accumulated depreciation and impairment
31 December 2021	8,357	28,243	13,010	-	49,610
Charge for the year	2,258	10,752	4,191	-	17,201
Disposals	(815)	(1,740)	(985)	-	(3,540)
31 December 2022	9,800	37,255	16,216	-	63,271

Charge for the year	2,658	18,103	5,338	-	26,099
Acquisitions of subsidiaries	1	512	-	-	513
Disposals	(57)	(265)	(183)	-	(505)

31 December 2023	12,402	55,605	21,371	-	89,378
Net book value
31 December 2023	70,087	70,668	31,617	1,974	174,346

31 December 2022	54,717	61,739	15,303	81	131,840